Plan Investment Fund, Inc.
2 Mid America Plaza, Suite 200
Oakbrook Terrace, Illinois 60181 630.472.7800 | www.pif.com

August 18, 2016

FILED VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:  Plan Investment Fund, Inc. (“PIF”) – Money Market Portfolio

Ticker: PIMXX

Ticker: PIFXX

File No.: 002-99584

File No.: 811-04379

EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that contains the risk/return information included in a supplement dated August 12, 2016 to the prospectus relating to the PIF Money Market Portfolio and PIF Government Portfolio, filed with the Securities and Exchange Commission (Accession No. 0001104659-16-139350), the purpose of which was to supplement and amend said prospectus.